Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	3.00%	4.00%
Property, plant and equipment	£ 11,058	£ 10,860	£ 10,808
Weighted average cost of capital post tax discount rate percentage	7.00%
Weighted average cost of capital pre-tax discount rate percentage	9.00%
Impairment loss recognised in profit or loss, property, plant and equipment	£ 203	327	£ 180
Impairments charged or reversed	95	33
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	67	38
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	142	198
Research and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	9	93
Selling general and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	54	36
Major restructuring programmes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	138	278
Land and buildings under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24	27
Plant, equipment and vehicles under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 59	£ 55